Fees and Expenses	Sep. 30, 2025 USD ($)
FRANKLIN DYNATECH FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $25,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 142 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 91 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $25,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN DYNATECH FUND	Class A		Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%		0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	1.00%	0.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $1 Million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN DYNATECH FUND	Class A	Class C	Class R	Class R6	Advisor Class
Management Fees (as a percentage of Assets)	0.41%	0.41%	0.41%	0.41%	0.41%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.11%	0.11%	0.11%	0.03%	0.11%
Expenses (as a percentage of Assets)	0.77%	1.52%	1.02%	0.44%	0.52%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN DYNATECH FUND - USD ($)	Class A	Class C	Class R	Class R6	Advisor Class
Expense Example, with Redemption, 1 Year	$ 624	$ 255	$ 104	$ 45	$ 53
Expense Example, with Redemption, 3 Years	782	481	324	141	167
Expense Example, with Redemption, 5 Years	954	829	563	246	291
Expense Example, with Redemption, 10 Years	$ 1,451	$ 1,609	$ 1,247	$ 553	$ 652

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - FRANKLIN DYNATECH FUND	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 155
Expense Example, No Redemption, 3 Years	481
Expense Example, No Redemption, 5 Years	829
Expense Example, No Redemption, 10 Years	$ 1,609

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29.61% of the average value of its portfolio.

Portfolio Turnover, Rate	29.61%
FRANKLIN GROWTH FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $25,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 142 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 91 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $25,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN GROWTH FUND	Class A		Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%		0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	1.00%	0.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $1 Million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN GROWTH FUND	Class A	Class C	Class R	Class R6	Advisor Class
Management Fees (as a percentage of Assets)	0.43%	0.43%	0.43%	0.43%	0.43%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.10%	0.10%	0.10%	0.03%	0.09%
Expenses (as a percentage of Assets)	0.78%	1.53%	1.03%	0.46%	0.52%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN GROWTH FUND - USD ($)	Class A	Class C	Class R	Class R6	Advisor Class
Expense Example, with Redemption, 1 Year	$ 625	$ 256	$ 105	$ 47	$ 53
Expense Example, with Redemption, 3 Years	785	484	328	147	167
Expense Example, with Redemption, 5 Years	959	834	569	257	291
Expense Example, with Redemption, 10 Years	$ 1,463	$ 1,622	$ 1,260	$ 578	$ 652

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - FRANKLIN GROWTH FUND	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 156
Expense Example, No Redemption, 3 Years	484
Expense Example, No Redemption, 5 Years	834
Expense Example, No Redemption, 10 Years	$ 1,622

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8.28% of the average value of its portfolio.

Portfolio Turnover, Rate	8.28%
FRANKLIN INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 142 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 91 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN INCOME FUND	Class A		Class A1		Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%		3.75%		0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN INCOME FUND		Class A	Class A1	Class C	Class R	Class R6	Advisor Class
Management Fees (as a percentage of Assets)		0.38%	0.38%	0.38%	0.38%	0.38%	0.38%
Distribution and Service (12b-1) Fees		0.25%	0.15%	0.65%	0.50%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.07%	0.07%	0.07%	0.07%	0.03%	0.07%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	[1]	0.71%	0.61%	1.11%	0.96%	0.42%	0.46%
[1]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN INCOME FUND - USD ($)	Class A	Class A1	Class C	Class R	Class R6	Advisor Class
Expense Example, with Redemption, 1 Year	$ 445	$ 435	$ 213	$ 98	$ 43	$ 47
Expense Example, with Redemption, 3 Years	594	563	353	306	135	147
Expense Example, with Redemption, 5 Years	756	702	612	531	235	257
Expense Example, with Redemption, 10 Years	$ 1,226	$ 1,108	$ 1,240	$ 1,177	$ 529	$ 578

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - FRANKLIN INCOME FUND	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 113
Expense Example, No Redemption, 3 Years	353
Expense Example, No Redemption, 5 Years	612
Expense Example, No Redemption, 10 Years	$ 1,240

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 62.14% of the average value of its portfolio.

Portfolio Turnover, Rate	62.14%
FRANKLIN U.S. GOVERNMENT SECURITIES FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 142 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 91 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN U.S. GOVERNMENT SECURITIES FUND	Class A		Class A1		Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%		3.75%		0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN U.S. GOVERNMENT SECURITIES FUND		Class A	Class A1	Class C	Class R	Class R6	Advisor Class
Management Fees (as a percentage of Assets)		0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and Service (12b-1) Fees		0.25%	0.15%	0.65%	0.50%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.15%	0.14%	0.15%	0.15%	0.06%	0.15%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	[1]	0.87%	0.76%	1.27%	1.12%	0.53%	0.62%
Fee Waiver or Reimbursement	[2]	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Net Expenses (as a percentage of Assets)		0.86%	0.75%	1.26%	1.11%	0.52%	0.61%
Fee Waiver or Reimbursement over Assets, Date of Termination		January 31, 2027	January 31, 2027	January 31, 2027	January 31, 2027	January 31, 2027	January 31, 2027
[1]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[2]	The investment manager has agreed to reduce its fees to reflect reduced services resulting from the Fund’s investments in Franklin Templeton affiliated funds. In addition, the transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.03%. These contractual arrangements are expected to continue until January 31, 2027. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN U.S. GOVERNMENT SECURITIES FUND - USD ($)	Class A	Class A1	Class C	Class R	Class R6	Advisor Class
Expense Example, with Redemption, 1 Year	$ 459	$ 449	$ 228	$ 113	$ 53	$ 62
Expense Example, with Redemption, 3 Years	641	608	401	355	169	197
Expense Example, with Redemption, 5 Years	838	781	695	616	296	344
Expense Example, with Redemption, 10 Years	$ 1,406	$ 1,282	$ 1,421	$ 1,362	$ 664	$ 773

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - FRANKLIN U.S. GOVERNMENT SECURITIES FUND	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 128
Expense Example, No Redemption, 3 Years	401
Expense Example, No Redemption, 5 Years	695
Expense Example, No Redemption, 10 Years	$ 1,421

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30.83% of the average value of its portfolio.

Portfolio Turnover, Rate	30.83%
FRANKLIN UTILITIES FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 142 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 91 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN UTILITIES FUND	Class A		Class A1		Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%		3.75%		0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN UTILITIES FUND		Class A	Class A1	Class C	Class R	Class R6	Advisor Class
Management Fees (as a percentage of Assets)		0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and Service (12b-1) Fees		0.25%	0.15%	0.65%	0.50%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.09%	0.09%	0.09%	0.09%	0.05%	0.09%
Expenses (as a percentage of Assets)		0.80%	0.70%	1.20%	1.05%	0.51%	0.55%
Fee Waiver or Reimbursement	[1]	0.00%	0.00%	0.00%	0.00%	(0.01%)	0.00%
Net Expenses (as a percentage of Assets)		0.80%	0.70%	1.20%	1.05%	0.50%	0.55%
Fee Waiver or Reimbursement over Assets, Date of Termination		January 31, 2027	January 31, 2027	January 31, 2027	January 31, 2027	January 31, 2027	January 31, 2027
[1]	Transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.03% until January 31, 2027. During its term, this fee agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN UTILITIES FUND - USD ($)	Class A	Class A1	Class C	Class R	Class R6	Advisor Class
Expense Example, with Redemption, 1 Year	$ 454	$ 444	$ 222	$ 107	$ 51	$ 56
Expense Example, with Redemption, 3 Years	621	591	381	334	162	176
Expense Example, with Redemption, 5 Years	803	750	660	579	283	307
Expense Example, with Redemption, 10 Years	$ 1,329	$ 1,213	$ 1,344	$ 1,282	$ 638	$ 689

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - FRANKLIN UTILITIES FUND	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 122
Expense Example, No Redemption, 3 Years	381
Expense Example, No Redemption, 5 Years	660
Expense Example, No Redemption, 10 Years	$ 1,344

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10.80% of the average value of its portfolio.

Portfolio Turnover, Rate	10.80%